Financial Assets and Liabilities - Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 2,347	$ 2,080
Financial liabilities at fair value through profit or loss:
Contingent consideration	24,828	25,409
Warrant liabilities	6,055
Total Financial Liabilities	30,883	25,409
Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	2,347	2,080
Financial liabilities at fair value through profit or loss:
Contingent consideration	24,828	25,409
Warrant liabilities	6,055
Total Financial Liabilities	30,883	25,409
Equity Securities
Financial assets at fair value through other comprehensive income:
Total Financial Assets	2,347	2,080
Equity Securities | Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 2,347	$ 2,080